Share Options - Schedule of Ranges of Exercise Prices (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Ranges of Exercise Prices [Line Items]
Share options outstanding	1,441,776
Share options exercisable	689,274
0.00 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares
Share options outstanding	17,680
Weighted average remaining contractual term	1 year 8 months 12 days
Share options exercisable	17,680
Weighted average remaining contractual term	1 year 8 months 12 days
1.14 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.14
Share options outstanding	82,580
Weighted average remaining contractual term	1 year 6 months 14 days
Share options exercisable	82,580
Weighted average remaining contractual term	1 year 6 months 14 days
1.48 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.48
Share options outstanding	50,000
Weighted average remaining contractual term	8 years 2 months 15 days
Share options exercisable	21,875
Weighted average remaining contractual term	8 years 2 months 15 days
1.74 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.74
Share options outstanding	12,800
Weighted average remaining contractual term	7 years 9 months 18 days
Share options exercisable	6,400
Weighted average remaining contractual term	7 years 9 months 18 days
1.83 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.83
Share options outstanding	556,714
Weighted average remaining contractual term	6 years 25 days
Share options exercisable	443,476
Weighted average remaining contractual term	5 years 8 months 26 days
2.30 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.3
Share options outstanding	10,400
Weighted average remaining contractual term	9 years 9 months 25 days
Share options exercisable
Weighted average remaining contractual term
2.40 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.4
Share options outstanding	10,000
Weighted average remaining contractual term	9 years 9 months 25 days
Share options exercisable
Weighted average remaining contractual term
2.43 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.43
Share options outstanding	8,800
Weighted average remaining contractual term	9 years 9 months
Share options exercisable
Weighted average remaining contractual term
2.79 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.79
Share options outstanding	6,400
Weighted average remaining contractual term	8 years 1 month 2 days
Share options exercisable	2,800
Weighted average remaining contractual term	8 years 1 month 2 days
2.97 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.97
Share options outstanding	92,000
Weighted average remaining contractual term	9 years 5 months 19 days
Share options exercisable	3,950
Weighted average remaining contractual term	9 years 4 months 24 days
2.98 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.98
Share options outstanding	99,400
Weighted average remaining contractual term	9 years 11 months 26 days
Share options exercisable
Weighted average remaining contractual term
3.20 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.2
Share options outstanding	5,002
Weighted average remaining contractual term	6 years 1 month 24 days
Share options exercisable	4,689
Weighted average remaining contractual term	6 years 1 month 24 days
3.59 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.59
Share options outstanding	28,800
Weighted average remaining contractual term	9 years 2 months 26 days
Share options exercisable
Weighted average remaining contractual term
4.00 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4
Share options outstanding	76,000
Weighted average remaining contractual term	7 years 8 months 4 days
Share options exercisable	57,024
Weighted average remaining contractual term	7 years 8 months 4 days
4.96 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.96
Share options outstanding	315,200
Weighted average remaining contractual term	9 years 25 days
Share options exercisable	1,300
Weighted average remaining contractual term	9 years 25 days
5.02 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.02
Share options outstanding	30,000
Weighted average remaining contractual term	8 years 11 months 26 days
Share options exercisable	7,500
Weighted average remaining contractual term	8 years 11 months 26 days
5.12 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.12
Share options outstanding	40,000
Weighted average remaining contractual term	6 months 18 days
Share options exercisable	40,000
Weighted average remaining contractual term	6 months 18 days